Document and Entity Information	Feb. 04, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001609809
Document Type	8-K
Document Period End Date	Feb. 04, 2025
Entity Registrant Name	SERES THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37465
Entity Tax Identification Number	27-4326290
Entity Address, Address Line One	200 Sidney Street - 4th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	945-9626
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	MCRB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false